Note 3 - Revenue - Disaggregation of Revenue (Details) - Pieris Pharmaceuticals, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total revenue	$ 0	$ 19,520	$ 53	$ 41,511	$ 42,810	$ 25,902
Pfizer [Member]
Total revenue	0	9,179	6	14,088	15,134	8,287
Astra Zeneca A B [Member]
Total revenue	0	3,909	0	8,399	8,399	9,117
Les Laboratoires Servier And Institut De Recherches Internationales Servier [Member]
Total revenue	0	3,951	47	3,846	4,099	5,359
Genentech [Member]
Total revenue	0	0	0	12,697	12,697	3,139
Boston Pharmaceuticals [Member]
Total revenue	$ 0	$ 2,481	$ 0	$ 2,481	$ 2,481	$ 0